UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2010



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2010


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA BALANCED STRATEGY FUND
AUGUST 31, 2010

                                                                      (Form N-Q)

48048-1010                                   (C)2010, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA BALANCED STRATEGY FUND
August 31, 2010 (unaudited)

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (54.9%)

             COMMON STOCKS (37.5%)

             CONSUMER DISCRETIONARY (3.9%)
             -----------------------------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
      17,700 Coach, Inc.                                                                    $    634
       4,500 Perry Ellis International, Inc. *                                                    83
       9,000 VF Corp.                                                                            636
                                                                                            --------
                                                                                               1,353
                                                                                            --------
             APPAREL RETAIL (0.4%)
      12,500 DSW, Inc. "A" *                                                                     297
       2,000 Express, Inc. *                                                                      27
      33,500 Finish Line, Inc. "A" (k)                                                           442
      53,700 Hot Topic, Inc.                                                                     279
       6,200 Shoe Carnival, Inc. *                                                               103
      19,300 Stage Stores, Inc.                                                                  215
      19,700 TJX Companies, Inc.                                                                 782
                                                                                            --------
                                                                                               2,145
                                                                                            --------
             AUTO PARTS & EQUIPMENT (0.2%)
      15,000 Autoliv, Inc.                                                                       812
       1,800 Drew Industries, Inc. *                                                              35
       6,500 Fuel Systems Solutions, Inc. *                                                      211
       3,300 Lear Corp. *                                                                        243
      10,600 Standard Motor Products, Inc.                                                        91
                                                                                            --------
                                                                                               1,392
                                                                                            --------
             AUTOMOTIVE RETAIL (0.3%)
      14,600 Advance Auto Parts, Inc.                                                            795
      20,900 O'Reilly Automotive, Inc. *                                                         988
                                                                                            --------
                                                                                               1,783
                                                                                            --------
             BROADCASTING (0.2%)
      55,800 CBS Corp. "B"                                                                       771
       1,200 Liberty Media-Starz "A" *                                                            72
                                                                                            --------
                                                                                                 843
                                                                                            --------
             CABLE & SATELLITE (0.4%)
     119,200 Comcast Corp. "A" (p)                                                             2,041
                                                                                            --------
             CATALOG RETAIL (0.2%)
      84,200 Liberty Media Corp. - Interactive "A" *                                             888
                                                                                            --------
             DEPARTMENT STORES (0.3%)
       9,900 Bon-Ton Stores, Inc. *                                                               63
      45,800 Dillard's, Inc. "A"                                                               1,002
       8,100 Macy's, Inc.                                                                        157
      10,700 Sears Holdings Corp. *(a)                                                           662
                                                                                            --------
                                                                                               1,884
                                                                                            --------

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1  | USAA Balanced Strategy Fund
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
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
             DISTRIBUTORS (0.0%)
       5,000 Core-Mark Holding Co., Inc. *                                                  $    129
                                                                                            --------
             EDUCATION SERVICES (0.2%)
       3,600 Apollo Group, Inc. "A" *                                                            153
      53,300 Career Education Corp. *                                                            934
      14,200 Education Management Corp. *(a)                                                     115
                                                                                            --------
                                                                                               1,202
                                                                                            --------
             GENERAL MERCHANDISE STORES (0.0%)
      41,500 Tuesday Morning Corp. *                                                             154
                                                                                            --------
             HOMEFURNISHING RETAIL (0.0%)
       3,700 Aaron's, Inc.                                                                        60
                                                                                            --------
             HOTELS, RESORTS, & CRUISE LINES (0.0%)
       5,800 Marcus Corp.                                                                         64
                                                                                            --------
             HOUSEHOLD APPLIANCES (0.1%)
       3,000 Helen of Troy Ltd. *                                                                 66
       6,200 Whirlpool Corp.                                                                     460
                                                                                            --------
                                                                                                 526
                                                                                            --------
             HOUSEWARES & SPECIALTIES (0.0%)
       5,900 Blyth, Inc.                                                                         225
                                                                                            --------
             INTERNET RETAIL (0.2%)
       3,300 Priceline.com, Inc. *                                                               962
                                                                                            --------
             LEISURE FACILITIES (0.0%)
       4,700 International Speedway Corp. "A"                                                    108
                                                                                            --------
             LEISURE PRODUCTS (0.0%)
      13,700 JAKKS Pacific, Inc. *                                                               204
                                                                                            --------
             MOVIES & ENTERTAINMENT (0.6%)
      66,700 AOL, Inc. *                                                                       1,482
       7,800 Madison Square Garden, Inc. "A" *                                                   153
      56,400 Walt Disney Co.                                                                   1,838
                                                                                            --------
                                                                                               3,473
                                                                                            --------
             PUBLISHING (0.1%)
      10,900 Dex One Corp. *                                                                      93
       8,200 Scholastic Corp.                                                                    192
                                                                                            --------
                                                                                                 285
                                                                                            --------
             RESTAURANTS (0.5%)
      42,200 McDonald's Corp.                                                                  3,083
      18,000 Ruth's Hospitality Group, Inc. *                                                     59
                                                                                            --------
                                                                                               3,142
                                                                                            --------
             SPECIALIZED CONSUMER SERVICES (0.0%)
       3,700 CPI Corp.                                                                            81
                                                                                            --------
             SPECIALTY STORES (0.0%)
       3,000 Signet Jewelers Ltd. *                                                               79
                                                                                            --------
             Total Consumer Discretionary                                                     23,023
                                                                                            --------
             CONSUMER STAPLES (2.7%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.6%)
      93,600 Archer-Daniels-Midland Co.                                                        2,881
      17,300 Corn Products International, Inc.                                                   591
      12,400 Fresh Del Monte Produce, Inc. *                                                     272
                                                                                            --------
                                                                                               3,744
                                                                                            --------

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                                                   Portfolio of Investments |  2

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
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
             BREWERS (0.1%)
      15,300 Molson Coors Brewing Co. "B"                                                   $    666
                                                                                            --------
             FOOD DISTRIBUTORS (0.1%)
       7,400 Andersons, Inc.                                                                     265
                                                                                            --------
             FOOD RETAIL (0.2%)
      29,900 Whole Foods Market, Inc. *                                                        1,040
      26,200 Winn Dixie Stores, Inc. *                                                           172
                                                                                            --------
                                                                                               1,212
                                                                                            --------
             HOUSEHOLD PRODUCTS (0.5%)
      13,400 Central Garden & Pet Co. "A" *                                                      125
      10,300 Energizer Holdings, Inc. *                                                          649
      11,500 Kimberly-Clark Corp.                                                                741
      25,700 Procter & Gamble Co. (p)                                                          1,534
                                                                                            --------
                                                                                               3,049
                                                                                            --------
             HYPERMARKETS & SUPER CENTERS (0.1%)
      13,000 Wal-Mart Stores, Inc. (p)                                                           652
                                                                                            --------
             PACKAGED FOODS & MEAT (1.1%)
      33,300 Hershey Co.                                                                       1,547
      27,200 J.M. Smucker Co.                                                                  1,591
       3,200 Sanderson Farms, Inc.                                                               138
      46,800 Smart Balance, Inc. *                                                               170
     175,900 Tyson Foods, Inc. "A"                                                             2,881
                                                                                            --------
                                                                                               6,327
                                                                                            --------
             PERSONAL PRODUCTS (0.0%)
       4,500 Elizabeth Arden, Inc. *                                                              74
       2,100 Medifast, Inc. *                                                                     56
       3,600 Prestige Brands Holdings, Inc. *                                                     26
                                                                                            --------
                                                                                                 156
                                                                                            --------
             SOFT DRINKS (0.0%)
       1,600 Coca-Cola Co.                                                                        90
                                                                                            --------
             TOBACCO (0.0%)
       9,700 Alliance One International, Inc. *                                                   34
       7,200 Altria Group, Inc.                                                                  161
                                                                                            --------
                                                                                                 195
                                                                                            --------
             Total Consumer Staples                                                           16,356
                                                                                            --------
             ENERGY (4.0%)
             -------------
             INTEGRATED OIL & GAS (2.4%)
      72,500 Chevron Corp. (p)                                                                 5,377
      64,400 ConocoPhillips (p)                                                                3,376
      49,300 Exxon Mobil Corp. (p)                                                             2,916
      85,100 Marathon Oil Corp.                                                                2,595
                                                                                            --------
                                                                                              14,264
                                                                                            --------
             OIL & GAS DRILLING (0.4%)
      82,600 Patterson-UTI Energy, Inc.                                                        1,219
      39,700 Rowan Companies, Inc. *                                                           1,021
                                                                                            --------
                                                                                               2,240
                                                                                            --------
             OIL & GAS EQUIPMENT & SERVICES (0.7%)
      81,000 National-Oilwell Varco, Inc.                                                      3,045
      26,200 Oil States International, Inc. *                                                  1,080
       3,500 Seacor Holdings, Inc. *                                                             275
                                                                                            --------
                                                                                               4,400
                                                                                            --------
             OIL & GAS EXPLORATION & PRODUCTION (0.1%)
       5,700 Anadarko Petroleum Corp.                                                            262

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3  | USAA Balanced Strategy Fund

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
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
       4,300 Energy Partners Ltd. *                                                         $     47
      43,200 GMX Resources, Inc. *(a)                                                            184
                                                                                            --------
                                                                                                 493
                                                                                            --------
             OIL & GAS REFINING & MARKETING (0.4%)
      67,800 Tesoro Corp.                                                                        762
      93,100 Valero Energy Corp.                                                               1,468
                                                                                            --------
                                                                                               2,230
                                                                                            --------
             Total Energy                                                                     23,627
                                                                                            --------
             FINANCIALS (6.5%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
      30,420 American Capital Ltd. *                                                             154
       7,300 State Street Corp.                                                                  256
                                                                                            --------
                                                                                                 410
                                                                                            --------
             CONSUMER FINANCE (0.9%)
       3,300 American Express Co.                                                                131
      82,600 Capital One Financial Corp.                                                       3,127
     131,000 Discover Financial Services                                                       1,901
       2,200 Nelnet, Inc. "A"                                                                     48
       4,000 Student Loan Corp.                                                                   75
                                                                                            --------
                                                                                               5,282
                                                                                            --------
             DIVERSIFIED BANKS (0.2%)
      61,600 Wells Fargo & Co. (p)                                                             1,451
                                                                                            --------
             INVESTMENT BANKING & BROKERAGE (0.1%)
      27,700 Morgan Stanley                                                                      684
                                                                                            --------
             LIFE & HEALTH INSURANCE (0.4%)
      44,400 Prudential Financial, Inc.                                                        2,245
                                                                                            --------
             MULTI-LINE INSURANCE (0.2%)
         900 American National Insurance Co.                                                      69
      26,000 Assurant, Inc.                                                                      950
                                                                                            --------
                                                                                               1,019
                                                                                            --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
     750,500 Citigroup, Inc. *                                                                 2,792
     117,000 JPMorgan Chase & Co. (p)                                                          4,254
                                                                                            --------
                                                                                               7,046
                                                                                            --------
             PROPERTY & CASUALTY INSURANCE (1.0%)
       4,700 ACE Ltd.                                                                            251
      25,600 Allied World Assurance Co. Holdings Ltd.                                          1,289
       5,300 Argo Group International Holdings Ltd.                                              162
      18,100 Aspen Insurance Holdings Ltd.                                                       514
      60,300 Chubb Corp.                                                                       3,324
      10,700 First American Financial Corp.                                                      159
       9,700 Stewart Information Services Corp.                                                  101
       2,700 United Fire & Casualty Co.                                                           55
         100 Wesco Financial Corp.                                                                36
      18,200 XL Group plc                                                                        326
                                                                                            --------
                                                                                               6,217
                                                                                            --------
             REGIONAL BANKS (1.3%)
      25,300 CapitalSource, Inc.                                                                 128
     177,000 Fifth Third Bancorp                                                               1,956
     217,200 KeyCorp                                                                           1,601
      23,400 PNC Financial Services Group, Inc.                                                1,192
      21,400 Popular, Inc. *                                                                      55
       6,300 PrivateBancorp, Inc.                                                                 66
      14,300 Regions Financial Corp.                                                              92

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                                                   Portfolio of Investments |  4

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
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
     111,300 SunTrust Banks, Inc.                                                           $  2,503
                                                                                            --------
                                                                                               7,593
                                                                                            --------
             REINSURANCE (0.1%)
       5,100 Everest Re Group Ltd.                                                               404
       3,100 Flagstone Reinsurance Holdings S.A.                                                  31
       3,400 Maiden Holdings Ltd.                                                                 25
       3,100 PartnerRe Ltd.                                                                      231
                                                                                            --------
                                                                                                 691
                                                                                            --------
             REITs - DIVERSIFIED (0.0%)
       1,200 PS Business Parks, Inc.                                                              67
       5,300 Winthrop Realty Trust, Inc.                                                          73
                                                                                            --------
                                                                                                 140
                                                                                            --------
             REITs - MORTGAGE (0.0%)
       9,700 Resource Capital Corp.                                                               57
                                                                                            --------
             REITs - OFFICE (0.1%)
      11,700 CommonWealth REIT                                                                   282
       5,600 Parkway Properties, Inc.                                                             82
                                                                                            --------
                                                                                                 364
                                                                                            --------
             REITs - RETAIL (0.0%)
       4,800 Agree Realty Corp.                                                                  114
       4,500 Getty Realty Corp.                                                                  112
                                                                                            --------
                                                                                                 226
                                                                                            --------
             REITs - SPECIALIZED (0.2%)
      59,000 Ashford Hospitality Trust, Inc. *                                                   474
      22,300 FelCor Lodging Trust, Inc. *                                                         88
      40,300 Hospitality Properties Trust                                                        788
       2,100 LTC Properties, Inc.                                                                 52
       1,500 Rayonier, Inc.                                                                       71
                                                                                            --------
                                                                                               1,473
                                                                                            --------
             SPECIALIZED FINANCE (0.4%)
      15,600 CIT Group, Inc. *                                                                   572
      35,100 NASDAQ OMX Group, Inc. *                                                            629
      48,400 PHH Corp. *                                                                         896
                                                                                            --------
                                                                                               2,097
                                                                                            --------
             THRIFTS & MORTGAGE FINANCE (0.3%)
      10,000 Farmer Mac "C" (a)                                                                  110
      17,200 Flagstar Bancorp, Inc. *                                                             39
       9,400 NewAlliance Bancshares, Inc.                                                        115
     119,200 People's United Financial, Inc.                                                   1,516
      69,200 PMI Group, Inc. *(a)                                                                213
                                                                                            --------
                                                                                               1,993
                                                                                            --------
             Total Financials                                                                 38,988
                                                                                            --------
             HEALTH CARE (5.2%)
             ------------------
             BIOTECHNOLOGY (1.0%)
      55,400 Amgen, Inc. *                                                                     2,827
      40,500 Biogen Idec, Inc. *                                                               2,179
      16,900 Cephalon, Inc. *                                                                    957
       4,400 Martek Biosciences Corp. *                                                           96
                                                                                            --------
                                                                                               6,059
                                                                                            --------
             HEALTH CARE DISTRIBUTORS (0.6%)
      49,500 AmerisourceBergen Corp.                                                           1,350
      73,500 Cardinal Health, Inc.                                                             2,202
                                                                                            --------
                                                                                               3,552
                                                                                            --------

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5  | USAA Balanced Strategy Fund

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
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
             HEALTH CARE EQUIPMENT (0.2%)
     210,500 Boston Scientific Corp. *                                                      $  1,093
                                                                                            --------
             HEALTH CARE FACILITIES (0.0%)
      13,800 Kindred Healthcare, Inc. *                                                          162
                                                                                            --------
             MANAGED HEALTH CARE (1.8%)
      38,000 Aetna, Inc.                                                                       1,015
      88,000 Coventry Health Care, Inc. *                                                      1,703
      10,800 Health Net, Inc. *                                                                  258
       7,300 HealthSpring, Inc. *                                                                152
      33,100 Humana, Inc. *                                                                    1,582
      95,800 UnitedHealth Group, Inc.                                                          3,039
       7,700 Universal American Financial Corp.                                                  106
      61,100 WellPoint, Inc. *                                                                 3,035
                                                                                            --------
                                                                                              10,890
                                                                                            --------
             PHARMACEUTICALS (1.6%)
      47,100 Bristol-Myers Squibb Co.                                                          1,228
      17,000 Eli Lilly and Co.                                                                   570
      49,800 Endo Pharmaceuticals Holdings, Inc. *                                             1,353
     109,300 Forest Laboratories, Inc. *                                                       2,983
       1,800 Hi-Tech Pharmacal Co., Inc. *                                                        31
       3,100 Johnson & Johnson                                                                   177
       5,700 King Pharmaceuticals, Inc. *                                                         50
      40,000 Medicis Pharmaceutical Corp. "A"                                                  1,100
      40,000 Par Pharmaceutical Companies, Inc. *                                              1,055
      23,700 Questcor Pharmaceuticals, Inc. *                                                    230
      49,200 ViroPharma, Inc. *                                                                  617
                                                                                            --------
                                                                                               9,394
                                                                                            --------
             Total Health Care                                                                31,150
                                                                                            --------
             INDUSTRIALS (4.0%)
             ------------------
             AEROSPACE & DEFENSE (0.9%)
      11,500 Ceradyne, Inc. *                                                                    251
       1,800 Cubic Corp.                                                                          69
       3,900 Ducommun, Inc.                                                                       75
      32,100 General Dynamics Corp.                                                            1,793
      55,800 Northrop Grumman Corp. (p)                                                        3,020
       6,100 United Technologies Corp.                                                           398
                                                                                            --------
                                                                                               5,606
                                                                                            --------
             AIR FREIGHT & LOGISTICS (0.8%)
      13,900 FedEx Corp.                                                                       1,085
      58,100 United Parcel Service, Inc. "B"                                                   3,707
                                                                                            --------
                                                                                               4,792
                                                                                            --------
             AIRLINES (0.1%)
      32,500 Republic Airways Holdings, Inc. *                                                   228
      35,400 SkyWest, Inc.                                                                       451
                                                                                            --------
                                                                                                 679
                                                                                            --------
             BUILDING PRODUCTS (0.0%)
       4,200 Apogee Enterprises, Inc.                                                             38
       1,600 Armstrong World Industries, Inc. *                                                   63
       9,500 Gibraltar Industries, Inc. *                                                         72
                                                                                            --------
                                                                                                 173
                                                                                            --------
             COMMERCIAL PRINTING (0.1%)
       4,000 Consolidated Graphics, Inc. *                                                       159
       4,900 M & F Worldwide Corp. *                                                             113
                                                                                            --------
                                                                                                 272
                                                                                            --------

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                                                   Portfolio of Investments |  6

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
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
             CONSTRUCTION & ENGINEERING (0.2%)
      19,900 Dycom Industries, Inc. *                                                       $    160
      34,700 EMCOR Group, Inc. *                                                                 789
      27,500 Great Lakes Dredge & Dock Corp.                                                     139
       7,400 Layne Christensen Co. *                                                             184
       5,200 Northwest Pipe Co. *                                                                 78
       1,500 URS Corp. *                                                                          53
                                                                                            --------
                                                                                               1,403
                                                                                            --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
       1,300 Alamo Group, Inc.                                                                    25
       3,400 CNH Global N.V. *                                                                    96
       4,200 Deere & Co.                                                                         266
       1,600 NACCO Industries, Inc. "A"                                                          124
       4,800 Oshkosh Corp. *                                                                     120
      19,300 Trinity Industries, Inc.                                                            330
                                                                                            --------
                                                                                                 961
                                                                                            --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
      34,500 SunPower Corp. "A" *(a)                                                             373
                                                                                            --------
             ENVIRONMENTAL & FACILITIES SERVICES (0.0%)
       6,300 Tetra Tech, Inc. *                                                                  114
                                                                                            --------
             INDUSTRIAL CONGLOMERATES (0.8%)
      48,100 3M Co.                                                                            3,778
      19,100 Carlisle Companies, Inc.                                                            536
      17,900 General Electric Co. (p)                                                            259
       1,900 Standex International Corp.                                                          45
                                                                                            --------
                                                                                               4,618
                                                                                            --------
             INDUSTRIAL MACHINERY (0.3%)
      20,500 Eaton Corp.                                                                       1,424
       3,200 Timken Co. (p)                                                                      105
      13,800 Watts Water Technologies, Inc. "A"                                                  415
                                                                                            --------
                                                                                               1,944
                                                                                            --------
             MARINE (0.1%)
      37,400 Genco Shipping & Trading Ltd. *(a)                                                  562
                                                                                            --------
             RAILROADS (0.2%)
      17,400 Norfolk Southern Corp.                                                              934
                                                                                            --------
             RESEARCH & CONSULTING SERVICES (0.0%)
       5,600 School Specialty, Inc. *                                                             73
                                                                                            --------
             TRADING COMPANIES & DISTRIBUTORS (0.2%)
      53,800 Aircastle Ltd.                                                                      420
       7,200 W.W. Grainger, Inc.                                                                 762
                                                                                            --------
                                                                                               1,182
                                                                                            --------
             TRUCKING (0.0%)
         900 AMERCO *                                                                             73
       3,000 Ryder System, Inc.                                                                  115
                                                                                            --------
                                                                                                 188
                                                                                            --------
             Total Industrials                                                                23,874
                                                                                            --------
             INFORMATION TECHNOLOGY (6.6%)
             -----------------------------
             COMMUNICATIONS EQUIPMENT (1.0%)
       7,800 Comtech Telecommunications Corp. *                                                  159
      10,600 EchoStar Corp. "A" *                                                                198
       1,300 Juniper Networks, Inc. *                                                             35
     261,200 Motorola, Inc. *                                                                  1,967
      59,300 QUALCOMM, Inc.                                                                    2,272

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7  | USAA Balanced Strategy Fund

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
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
     182,300 Tellabs, Inc.                                                                  $  1,294
                                                                                            --------
                                                                                               5,925
                                                                                            --------
             COMPUTER HARDWARE (1.0%)
      15,000 Apple, Inc. *(p)                                                                  3,650
      65,900 Hewlett-Packard Co.                                                               2,536
                                                                                            --------
                                                                                               6,186
                                                                                            --------
             COMPUTER STORAGE & PERIPHERALS (0.3%)
       3,300 Imation Corp. *                                                                      28
      18,800 Lexmark International, Inc. "A" *                                                   658
      27,100 Novatel Wireless, Inc. *                                                            158
      21,000 SanDisk Corp. *                                                                     698
      13,300 STEC, Inc. *(a)                                                                     148
                                                                                            --------
                                                                                               1,690
                                                                                            --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
      67,800 Computer Sciences Corp.                                                           2,699
      42,000 CoreLogic, Inc.                                                                     726
       7,400 Total System Services, Inc.                                                         105
                                                                                            --------
                                                                                               3,530
                                                                                            --------
             ELECTRONIC COMPONENTS (0.2%)
       5,600 AVX Corp.                                                                            70
     107,200 Vishay Intertechnology, Inc. *                                                      824
                                                                                            --------
                                                                                                 894
                                                                                            --------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
       1,200 Rofin-Sinar Technologies, Inc. *                                                     24
                                                                                            --------
             ELECTRONIC MANUFACTURING SERVICES (0.0%)
       6,200 Multi-Fineline Electronix, Inc. *                                                   129
      17,700 Smart Modular Technologies, Inc. *                                                   83
                                                                                            --------
                                                                                                 212
                                                                                            --------
             INTERNET SOFTWARE & SERVICES (0.4%)
      17,100 EarthLink, Inc.                                                                     146
      76,800 IAC/InterActiveCorp. *                                                            1,904
       5,300 KIT Digital, Inc. *                                                                  46
                                                                                            --------
                                                                                               2,096
                                                                                            --------
             IT CONSULTING & OTHER SERVICES (0.8%)
      39,700 International Business Machines Corp.                                             4,892
                                                                                            --------
             SEMICONDUCTOR EQUIPMENT (0.0%)
       5,400 KLA-Tencor Corp.                                                                    151
      23,600 Photronics, Inc. *                                                                  102
                                                                                            --------
                                                                                                 253
                                                                                            --------
             SEMICONDUCTORS (0.5%)
      53,200 Fairchild Semiconductor International, Inc. *                                       411
      16,300 Integrated Silicon Solution, Inc. *                                                 108
      72,500 Intel Corp. (p)                                                                   1,285
     156,500 Micron Technology, Inc. *                                                         1,012
                                                                                            --------
                                                                                               2,816
                                                                                            --------
             SYSTEMS SOFTWARE (1.0%)
     260,800 Microsoft Corp. (p)                                                               6,124
                                                                                            --------
             TECHNOLOGY DISTRIBUTORS (0.8%)
      57,200 Arrow Electronics, Inc. *                                                         1,309
      17,000 Avnet, Inc. *                                                                       389
      51,200 Ingram Micro, Inc. "A" *                                                            771
      62,400 Tech Data Corp. *                                                                 2,259
                                                                                            --------
                                                                                               4,728
                                                                                            --------
             Total Information Technology                                                     39,370
                                                                                            --------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
             MATERIALS (1.4%)
             ----------------
             ALUMINUM (0.1%)
       5,600 Kaiser Aluminum Corp. (a)                                                      $    207
                                                                                            --------
             CONSTRUCTION MATERIALS (0.0%)
      30,000 Headwaters, Inc. *                                                                   92
                                                                                            --------
             DIVERSIFIED CHEMICALS (0.5%)
      74,200 E.I. du Pont de Nemours & Co.                                                     3,025
                                                                                            --------
             PAPER PACKAGING (0.1%)
     115,900 Boise, Inc. *                                                                       797
                                                                                            --------
             PAPER PRODUCTS (0.1%)
       4,800 Clearwater Paper Corp. *                                                            326
      20,400 International Paper Co.                                                             418
       4,300 KapStone Paper & Packaging Corp. *                                                   49
                                                                                            --------
                                                                                                 793
                                                                                            --------
             PRECIOUS METALS & MINERALS (0.1%)
      33,600 Coeur d'Alene Mines Corp. *(a)                                                      577
                                                                                            --------
             SPECIALTY CHEMICALS (0.5%)
       9,300 Cytec Industries, Inc.                                                              441
       1,100 Innophos Holdings, Inc.                                                              32
      14,100 Lubrizol Corp.                                                                    1,315
       3,900 Minerals Technologies, Inc.                                                         209
      16,400 OM Group, Inc. *                                                                    420
       3,800 Stepan Co.                                                                          211
                                                                                            --------
                                                                                               2,628
                                                                                            --------
             Total Materials                                                                   8,119
                                                                                            --------
             TELECOMMUNICATION SERVICES (1.4%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.3%)
     220,700 AT&T, Inc. (p)                                                                    5,966
      59,000 Verizon Communications, Inc.                                                      1,741
                                                                                            --------
                                                                                               7,707
                                                                                            --------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
      14,200 Telephone & Data Systems, Inc.                                                      410
       2,400 U.S. Cellular Corp. *                                                               101
       1,700 USA Mobility, Inc.                                                                   24
                                                                                            --------
                                                                                                 535
                                                                                            --------
             Total Telecommunication Services                                                  8,242
                                                                                            --------
             UTILITIES (1.8%)
             ----------------
             ELECTRIC UTILITIES (1.0%)
     186,500 Duke Energy Corp.                                                                 3,206
      61,000 Progress Energy, Inc.                                                             2,617
                                                                                            --------
                                                                                               5,823
                                                                                            --------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
     136,100 NRG Energy, Inc. *                                                                2,766
                                                                                            --------
             MULTI-UTILITIES (0.3%)
      65,200 Ameren Corp.                                                                      1,830
                                                                                            --------
             Total Utilities                                                                  10,419
                                                                                            --------
             Total Common Stocks (cost: $223,750)                                            223,168
                                                                                            --------

================================================================================

9  | USAA Balanced Strategy Fund

================================================================================

PRINCIPAL
AMOUNT                                                                                        MARKET
$(000)/                                                                                        VALUE
SHARES       SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
             PREFERRED SECURITIES (1.7%)

             CONSUMER STAPLES (0.4%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.4%)
      30,000 Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual *(b)   $  2,534
                                                                                            --------
             FINANCIALS (1.3%)
             -----------------
             DIVERSIFIED BANKS (0.1%)
       1,000 US Bancorp, 7.19%, perpetual *                                                      776
                                                                                            --------
             LIFE & HEALTH INSURANCE (0.3%)
      65,000 Delphi Financial Group, Inc., 7.38%, perpetual *                                  1,440
                                                                                            --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
          30 International Lease Finance Corp., 0.53%, perpetual *(c)                          2,010
                                                                                            --------
             PROPERTY & CASUALTY INSURANCE (0.0%)
      $1,000 Security Capital Assurance Ltd., 6.88%, perpetual (c)                                --
                                                                                            --------
             REINSURANCE (0.5%)
       1,500 Ram Holdings Ltd., 7.50%, non-cumulative, perpetual, acquired
                1/23/2007 - 3/02/2007; cost $1,533 *(d)                                          528
      $3,000 Swiss Re Capital I LP, 6.85%, perpetual (b)                                       2,615
                                                                                            --------
                                                                                               3,143
                                                                                            --------
             Total Financials                                                                  7,369
                                                                                            --------

NUMBER
OF SHARES
----------------------------------------------------------------------------------------------------
             GOVERNMENT (0.0%)
             -----------------
             U.S. GOVERNMENT (0.0%)
      40,000 Fannie Mae, 8.25%, perpetual *                                                       16
      40,000 Freddie Mac, 8.38%, perpetual *                                                      13
                                                                                            --------
                                                                                                  29
                                                                                            --------
             Total Government                                                                     29
                                                                                            --------
             Total Preferred Securities (cost: $14,310)                                        9,932
                                                                                            --------
             EXCHANGE-TRADED FUNDS (15.7%)
         508 iShares Barclays Aggregate Bond Fund                                                 56
   1,138,743 iShares MSCI EAFE Index Fund (a),(p)                                             56,880
     453,336 iShares MSCI Emerging Markets Index Fund                                         18,165
     175,399 SPDR Trust Series 1                                                              18,499
                                                                                            --------
             Total Exchange-Traded Funds (cost: $111,671)                                     93,600
                                                                                            --------
             WARRANTS (0.0%)

             CONSUMER DISCRETIONARY (0.0%)
             -----------------------------
             RESTAURANTS (0.0%)
       1,356 Krispy Kreme Doughnuts, Inc. * (cost: $0)                                            --
                                                                                            --------
             Total Equity Securities (cost: $349,731)                                        326,700
                                                                                            --------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                     MARKET
AMOUNT                                                           COUPON                        VALUE
(000)        SECURITY                                              RATE        MATURITY        (000)
----------------------------------------------------------------------------------------------------
             BONDS (38.2%)

             CORPORATE OBLIGATIONS (21.8%)

             CONSUMER DISCRETIONARY (0.7%)
             -----------------------------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
$      1,049 Kellwood Co.                                          7.88%      7/15/2011     $    853
       1,000 Kellwood Co. (f)                                      7.63      10/15/2017          585
                                                                                            --------
                                                                                               1,438
                                                                                            --------
             HOTELS, RESORTS, & CRUISE LINES (0.5%)
       2,500 Carnival Corp.                                        2.00               - (h)    2,637
                                                                                            --------
             Total Consumer Discretionary                                                      4,075
                                                                                            --------
             CONSUMER STAPLES (0.3%)
             -----------------------
             DRUG RETAIL (0.3%)
       2,000 CVS Caremark Corp.                                    6.30       6/01/2037        1,836
                                                                                            --------
             ENERGY (1.9%)
             -------------
             OIL & GAS DRILLING (0.4%)
       1,500 Transocean, Inc.                                      1.50      12/15/2037        1,436
       1,000 Transocean, Inc.                                      1.50      12/15/2037          918
                                                                                            --------
                                                                                               2,354
                                                                                            --------
             OIL & GAS EXPLORATION & PRODUCTION (0.7%)
       4,000 Anadarko Petroleum Corp.                              6.38       9/15/2017        3,963
                                                                                            --------
             OIL & GAS STORAGE & TRANSPORTATION (0.8%)
       3,059 Enbridge Energy Partners, LP                          8.05      10/01/2037        3,074
       1,000 Enterprise Products Operating, LP                     7.00       6/01/2067          923
       1,000 Southern Union Co.                                    7.20      11/01/2066          908
                                                                                            --------
                                                                                               4,905
                                                                                            --------
             Total Energy                                                                     11,222
                                                                                            --------
             FINANCIALS (15.0%)
             ------------------
             ASSET-BACKED FINANCING (0.0%)
          63 Airplanes Pass-Through Trust                          1.15 (g)   3/15/2019           62
                                                                                            --------
             CONSUMER FINANCE (0.9%)
       2,500 American Express Co.                                  6.80       9/01/2066        2,456
       3,000 Capital One Financial Corp.                           7.69       8/15/2036        3,038
                                                                                            --------
                                                                                               5,494
                                                                                            --------
             DIVERSIFIED BANKS (1.0%)
       1,000 Emigrant Bancorp, Inc. (b)                            6.25       6/15/2014          772
       2,500 First Tennessee Bank, N.A.                            5.65       4/01/2016        2,488
       2,000 USB Realty Corp. (b)                                  6.09               - (h)    1,440
       1,000 Wells Fargo Capital XIII                              7.70               - (h)    1,027
                                                                                            --------
                                                                                               5,727
                                                                                            --------
             INVESTMENT BANKING & BROKERAGE (0.4%)
       3,000 Goldman Sachs Capital II                              5.79               - (h)    2,426
                                                                                            --------
             LIFE & HEALTH INSURANCE (1.5%)
       2,500 Lincoln National Corp.                                7.00       5/17/2066        2,300
       1,000 MetLife Capital Trust X (b)                           9.25       4/08/2038        1,155
       1,000 MetLife, Inc.                                        10.75       8/01/2069        1,268
       2,000 Prudential Financial, Inc.                            8.88       6/15/2038        2,200

================================================================================

11  | USAA Balanced Strategy Fund

================================================================================

PRINCIPAL                                                                                     MARKET
AMOUNT                                                           COUPON                        VALUE
(000)        SECURITY                                              RATE        MATURITY        (000)
----------------------------------------------------------------------------------------------------
$      2,500 StanCorp Financial Group, Inc. (p)                    6.90%      6/01/2067     $  2,158
                                                                                            --------
                                                                                               9,081
                                                                                            --------
             MULTI-LINE INSURANCE (2.4%)
       3,500 Genworth Financial, Inc.                              6.15      11/15/2066        2,476
       4,000 Glen Meadow (b)                                       6.51       2/12/2067        3,010
       2,000 ILFC E-Capital Trust II (b)                           6.25      12/21/2065        1,283
       5,000 Nationwide Mutual Insurance Co. (b)                   5.81      12/15/2024        4,325
       3,650 Oil Insurance Ltd. (b)                                7.56               - (h)    3,201
                                                                                            --------
                                                                                              14,295
                                                                                            --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
       2,000 BankAmerica Capital III                               1.10 (g)   1/15/2027        1,395
       1,500 BankBoston Capital Trust IV                           1.14 (g)   6/08/2028        1,038
       1,000 First Republic Bank Corp.                             7.75       9/15/2012        1,080
       2,000 General Electric Capital Corp.                        6.38 (g)  11/15/2067        1,923
       2,000 JPMorgan Chase & Co. Capital XXI                      1.42 (g)   2/02/2037        1,480
                                                                                            --------
                                                                                               6,916
                                                                                            --------
             PROPERTY & CASUALTY INSURANCE (2.0%)
       3,000 Allstate Corp.                                        6.13       5/15/2037        2,737
       1,500 Fund American Companies, Inc. (p)                     5.88       5/15/2013        1,574
       1,500 Ironshore Holdings, Inc. (b)                          8.50       5/15/2020        1,511
       3,000 Progressive Corp.                                     6.70       6/15/2037        2,854
       1,000 RLI Corp. (p)                                         5.95       1/15/2014        1,056
       2,500 Travelers Companies, Inc.                             6.25       3/15/2037        2,401
                                                                                            --------
                                                                                              12,133
                                                                                            --------
             REGIONAL BANKS (3.1%)
       1,000 City National Capital Trust I                         9.63       2/01/2040        1,056
       1,000 Cullen/Frost Bankers, Inc. (p)                        5.75       2/15/2017          960
       2,000 Fifth Third Capital Trust IV                          6.50       4/15/2037        1,740
         500 First Empire Capital Trust I                          8.23       2/01/2027          494
       2,000 Fulton Capital Trust I                                6.29       2/01/2036        1,653
       2,500 Huntington Capital III                                6.65       5/15/2037        2,098
       2,000 Manufacturers & Traders Trust Co.                     5.63      12/01/2021        1,942
       1,000 National City Preferred Capital Trust I              12.00               - (h)    1,109
       2,000 PNC Preferred Funding Trust (b)                       6.52               - (h)    1,502
       1,000 Susquehanna Bancshares, Inc.                          2.29 (g)   5/01/2014          836
       1,500 Susquehanna Capital II                               11.00       3/23/2040        1,560
       1,000 TCF National Bank                                     5.50       2/01/2016          992
       3,500 Webster Capital Trust IV                              7.65       6/15/2037        2,771
                                                                                            --------
                                                                                              18,713
                                                                                            --------
             REINSURANCE (0.5%)
       1,500 Max USA Holdings Ltd. (b)                             7.20       4/14/2017        1,583
       1,500 Platinum Underwriters Finance, Inc. (p)               7.50       6/01/2017        1,655
                                                                                            --------
                                                                                               3,238
                                                                                            --------
             REITs - INDUSTRIAL (0.4%)
       1,000 ProLogis                                              6.88       3/15/2020          978
       1,500 ProLogis (p)                                          2.25       4/01/2037        1,436
                                                                                            --------
                                                                                               2,414
                                                                                            --------
             REITs - OFFICE (0.2%)
       1,000 Brandywine Operating Partnership, LP                  5.70       5/01/2017        1,014
                                                                                            --------
             REITs - RETAIL (1.1%)
       2,000 Developers Diversified Realty Corp.                   5.38      10/15/2012        1,999
       2,000 New Plan Excel Realty Trust, Inc. (p)                 5.13       9/15/2012        1,770
       1,000 New Plan Excel Realty Trust, Inc., acquired
               2/20/2009; cost $340 (d)                            7.68      11/02/2026          786
       2,000 Pan Pacific Retail Properties, Inc. (p)               7.95       4/15/2011        2,087
                                                                                            --------
                                                                                               6,642
                                                                                            --------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                     MARKET
AMOUNT                                                           COUPON                        VALUE
(000)        SECURITY                                              RATE        MATURITY        (000)
----------------------------------------------------------------------------------------------------
             REITs - SPECIALIZED (0.3%)
$      1,500 Ventas Realty, LP                                     6.75%      4/01/2017     $  1,566
                                                                                            --------
             Total Financials                                                                 89,721
                                                                                            --------
             INDUSTRIALS (0.2%)
             ------------------
             AIRLINES (0.2%)
       1,091 America West Airlines, Inc. Pass-Through Trust (INS)  7.93       1/02/2019        1,086
                                                                                            --------
             INFORMATION TECHNOLOGY (0.4%)
             -----------------------------
             SEMICONDUCTORS (0.4%)
         500 Intel Corp.                                           2.95               - (h)      486
       2,000 Intel Corp. (b)                                       3.25               - (h)    2,250
                                                                                            --------
                                                                                               2,736
                                                                                            --------
             Total Information Technology                                                      2,736
                                                                                            --------
             UTILITIES (3.3%)
             ----------------
             ELECTRIC UTILITIES (1.8%)
         923 Cedar Brakes II, LLC (b)                              9.88       9/01/2013          967
       1,000 FPL Group Capital, Inc.                               6.35      10/01/2066          936
       1,000 FPL Group Capital, Inc.                               6.65       6/15/2067          951
       1,000 FPL Group Capital, Inc.                               7.30 (g)   9/01/2067        1,016
         213 Oglethorpe Power Corp.                                6.97       6/30/2011          214
       2,872 PPL Capital Funding, Inc.                             6.70       3/30/2067        2,696
       1,995 Texas Competitive Electric Holdings Co., LLC (i),(o)  3.79 (g)  10/10/2014        1,519
         992 Texas Competitive Electric Holdings Co., LLC (i)      3.79 (g)  10/10/2014          753
       2,000 Texas Competitive Electric Holdings Co., LLC (o)      4.07 (g)  10/10/2014        1,522
                                                                                            --------
                                                                                              10,574
                                                                                            --------
             MULTI-UTILITIES (1.5%)
       2,500 Dominion Resources, Inc.                              7.50       6/30/2066        2,553
       3,042 Integrys Energy Group, Inc.                           6.11      12/01/2066        2,756
       1,325 Puget Sound Energy, Inc.                              6.97       6/01/2067        1,232
       2,500 Wisconsin Energy Corp.                                6.25       5/15/2067        2,366
                                                                                            --------
                                                                                               8,907
                                                                                            --------
             Total Utilities                                                                  19,481
                                                                                            --------
             Total Corporate Obligations (cost: $113,578)                                    130,157
                                                                                            --------
             EURODOLLAR AND YANKEE OBLIGATIONS (2.2%)

             ENERGY (0.7%)
             -------------
             INTEGRATED OIL & GAS (0.0%)
          67 PEMEX Finance Ltd.                                    8.88      11/15/2010           67
                                                                                            --------
             OIL & GAS DRILLING (0.1%)
         627 Delek & Avner-Yam Tethys Ltd. (b)                     5.33       8/01/2013          633
                                                                                            --------
             OIL & GAS STORAGE & TRANSPORTATION (0.6%)
       3,500 TransCanada Pipelines Ltd. (p)                        6.35       5/15/2067        3,199
                                                                                            --------
             Total Energy                                                                      3,899
                                                                                            --------
             FINANCIALS (1.1%)
             -----------------
             DIVERSIFIED BANKS (0.2%)
       2,000 BayernLB Capital Trust I                              6.20               - (h)      940

================================================================================

13  | USAA Balanced Strategy Fund

================================================================================

PRINCIPAL                                                                                     MARKET
AMOUNT                                                           COUPON                        VALUE
(000)        SECURITY                                              RATE        MATURITY        (000)
----------------------------------------------------------------------------------------------------
$      1,000 Landsbanki Islands hf, acquired 10/12/2007;
               cost $1,000 (b),(c),(d),(j)                         7.43%              - (h) $     --
                                                                                            --------
                                                                                                 940
                                                                                            --------
             MULTI-LINE INSURANCE (0.2%)
       1,500 AXA SA                                                2.98 (g)           - (h)      982
                                                                                            --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
       2,000 ZFS Finance USA Trust II (b)                          6.45      12/15/2065        1,860
                                                                                            --------
             PROPERTY & CASUALTY INSURANCE (0.4%)
       3,000 QBE Insurance Group Ltd. (b)                          5.65       7/01/2023        2,720
                                                                                            --------
             REGIONAL BANKS (0.0%)
       2,000 Glitnir Banki hf, acquired 9/11/2006 and
               10/18/2006; cost $2,034 (b),(c),(d),(j)             7.45               - (h)       --
                                                                                            --------
             Total Financials                                                                  6,502
                                                                                            --------
             MATERIALS (0.4%)
             ----------------
             DIVERSIFIED METALS & MINING (0.4%)
       1,000 Glencore Finance S.A.                                 8.00               - (h)    1,000
       1,500 Glencore Funding, LLC (b)                             6.00       4/15/2014        1,551
                                                                                            --------
             Total Materials                                                                   2,551
                                                                                            --------
             Total Eurodollar and Yankee Obligations (cost: $16,748)                          12,952
                                                                                            --------
             ASSET-BACKED SECURITIES (1.0%)

             FINANCIALS (1.0%)
             -----------------
             ASSET-BACKED FINANCING (1.0%)
         112 Aerco Ltd. (b)                                        0.80 (g)   7/15/2025          105
       1,500 AESOP Funding II, LLC (b)                             9.31      10/20/2013        1,667
       1,500 Credit Acceptance Auto Loan Trust (b)                 5.68       5/15/2017        1,536
       1,000 GE Equipment Midticket, LLC                           0.60 (g)   9/15/2017          971
         749 Prestige Auto Receivables Trust "A" (b)               5.67       4/15/2017          750
         892 SLM Student Loan Trust                                1.05 (g)  10/25/2038          728
                                                                                            --------
             Total Asset-Backed Securities (cost: $5,528)                                      5,757
                                                                                            --------
             COMMERCIAL MORTGAGE SECURITIES (10.6%)

             FINANCIALS (10.6%)
             ------------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (10.6%)
       1,000 Banc of America Commercial Mortgage, Inc.             5.17 (g)  11/10/2042          757
       1,205 Banc of America Commercial Mortgage, Inc.             4.95       7/10/2043        1,029
       3,000 Banc of America Commercial Mortgage, Inc.             5.81       7/10/2044        2,608
       2,000 Banc of America Commercial Mortgage, Inc.             5.77 (g)   5/10/2045        1,947
       2,700 Banc of America Commercial Mortgage, Inc.             5.46       9/10/2045        2,224
       2,643 Banc of America Commercial Mortgage, Inc. (q)         5.18      10/10/2045        2,639
       1,000 Banc of America Commercial Mortgage, Inc.             5.68       7/10/2046          946
       2,429 Banc of America Commercial Mortgage, Inc. (q)         5.18 (g)   9/10/2047        2,466
       2,860 Banc of America Commercial Mortgage, Inc. (b)         5.94       9/10/2047        2,600
       2,000 BCRR Trust (b)                                        5.86       7/17/2040        1,721
         197 Bear Stearns Commercial Mortgage Securities, Inc.     4.00       3/13/2040          200
       1,000 Bear Stearns Commercial Mortgage Securities, Inc.     5.69       6/11/2050        1,060
       1,000 Citigroup Commercial Mortgage Trust                   5.22 (g)   7/15/2044          854
       2,000 Citigroup Commercial Mortgage Trust                   6.09      12/10/2049        1,729
       1,000 Commercial Mortgage Loan Trust                        5.54       2/11/2017          822
       3,000 Commercial Mortgage Loan Trust (p)                    6.02 (g)  12/10/2049        2,483
       1,000 Credit Suisse Commercial Mortgage Trust               5.82       6/15/2038        1,093

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                     MARKET
AMOUNT                                                           COUPON                        VALUE
(000)        SECURITY                                              RATE        MATURITY        (000)
----------------------------------------------------------------------------------------------------
$      3,000 Credit Suisse Commercial Mortgage Trust               6.21       2/15/2041     $  3,187
       1,000 Credit Suisse First Boston Mortgage Securities
               Corp. (b)                                           5.02       1/15/2037          840
       1,000 Credit Suisse First Boston Mortgage Securities
               Corp.                                               5.10       8/15/2038          902
          46 Credit Suisse First Boston Mortgage Securities
               Corp.                                               7.17       5/17/2040           46
       1,557 G-Force, LLC (b)                                      5.16      12/25/2039        1,486
       1,000 GE Capital Commercial Mortgage Corp.                  5.34 (g)  11/10/2045          425
       1,000 GE Capital Commercial Mortgage Corp.                  5.61      12/10/2049          702
       1,000 GMAC Commercial Mortgage Securities, Inc.             4.75       5/10/2043        1,000
       1,000 GMAC Commercial Mortgage Securities, Inc.(p)          4.81       5/10/2043          867
         104 Government Lease Trust (b)                            6.48       5/18/2011          106
       1,000 GS Mortgage Securities Corp. II (p)                   4.78       7/10/2039          840
       1,000 J.P. Morgan Chase Commercial Mortgage
               Securities Corp. (p)                                4.82       9/12/2037        1,012
       1,000 J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                    4.99       9/12/2037          863
       1,500 J.P. Morgan Chase Commercial Mortgage
               Securities Corp. (p)                                5.81       6/12/2043        1,633
       1,000 J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                    5.35 (g)  12/15/2044          775
       1,000 J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                    5.35 (g)  12/15/2044          725
       1,500 Merrill Lynch Mortgage Trust                          5.23 (g)  11/12/2037        1,412
       2,000 Merrill Lynch Mortgage Trust                          5.38       8/12/2048        1,946
       1,000 Merrill Lynch Mortgage Trust                          5.83 (g)   6/12/2050        1,047
       2,000 Merrill Lynch Mortgage Trust                          5.69       2/12/2051        2,129
       1,000 ML-CFC Commercial Mortgage Trust                      5.42       8/12/2048          809
       1,500 ML-CFC Commercial Mortgage Trust                      5.96 (g)   8/12/2049        1,294
       1,500 ML-CFC Commercial Mortgage Trust                      5.70       9/12/2049        1,525
         878 Morgan Stanley Capital I, Inc.                        5.15       8/13/2042          627
         723 Morgan Stanley Capital I, Inc.                        5.17       8/13/2042          496
       2,000 Morgan Stanley Capital I, Inc.                        5.81      12/12/2049        2,113
       2,000 Morgan Stanley Capital I, Inc.                        4.77       7/15/2056        1,726
       1,500 Mortgage Capital Funding, Inc. (p)                    7.07 (g)   6/18/2030        1,503
       2,000 Prudential Mortgage Capital Funding, LLC (p)          6.76       5/10/2034        2,046
       2,000 Wachovia Bank Commercial Mortgage Trust               5.42       1/15/2045        2,130
                                                                                            --------
             Total Financials                                                                 63,390
                                                                                            --------
             Total Commercial Mortgage Securities (cost: $51,522)                             63,390
                                                                                            --------
             U.S. TREASURY SECURITIES (2.1%)

             INFLATION-INDEXED NOTES (2.1%)
      11,093 2.13%, 2/15/2040 (cost: $11,501)                                                 12,497
                                                                                            --------
             MUNICIPAL BONDS (0.5%)

             CASINOS & GAMING (0.4%)
       2,000 Mashantucket (Western) Pequot Tribe,
               acquired 7/29/2005; cost $2,000 (b),(d),(j)         5.91       9/01/2021        1,234
         890 Seneca Nation of Indians Capital Improvements Auth.   6.75      12/01/2013          865
                                                                                            --------
                                                                                               2,099
                                                                                            --------
             SPECIAL ASSESSMENT/TAX/FEE (0.1%)
         810 Erie County Tobacco Asset Securitization Corp.        6.00       6/01/2028          707
                                                                                            --------

================================================================================

15  | USAA Balanced Strategy Fund

================================================================================

PRINCIPAL                                                                                     MARKET
AMOUNT                                                           COUPON                        VALUE
(000)        SECURITY                                              RATE        MATURITY        (000)
----------------------------------------------------------------------------------------------------
             Total Municipal Bonds (cost: $3,674)                                           $  2,806
                                                                                            --------
             Total Bonds (cost: $202,551)                                                    227,559
                                                                                            --------
             MONEY MARKET INSTRUMENTS (6.7%)

             COMMERCIAL PAPER (3.8%)

             ENERGY (1.2%)
             -------------
             OIL & GAS EQUIPMENT & SERVICES (1.2%)
$      3,309 FMC Technologies, Inc. (b)                            0.37%      9/01/2010        3,309
       4,018 FMC Technologies, Inc. (b)                            0.37       9/03/2010        4,018
                                                                                            --------
                                                                                               7,327
                                                                                            --------
             Total Energy                                                                      7,327
                                                                                            --------
             UTILITIES (2.6%)
             ----------------
             ELECTRIC UTILITIES (1.3%)
       7,575 Pacific Gas & Electric Co. (b)                        0.37       9/09/2010        7,574
                                                                                            --------
             GAS UTILITIES (1.3%)
       8,000 AGL Capital Corp. (b)                                 0.32       9/07/2010        8,000
                                                                                            --------
             Total Utilities                                                                  15,574
                                                                                            --------
             Total Commercial Paper (cost: $22,901)                                           22,901
                                                                                            --------

NUMBER OF
SHARES
----------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (2.9%)
  16,961,822 State Street Institutional Liquid Reserve Fund, 0.27% (k),(l)                    16,962
                                                                                            --------
             Total Money Market Instruments (cost: $39,863)                                   39,863
                                                                                            --------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
             FROM SECURITIES LOANED (2.8%)

             MONEY MARKET FUNDS (1.3%)
     116,348 Blackrock Liquidity Funds TempFund Portfolio, 0.25% (l)                             116
   7,810,719 Fidelity Institutional Money Market Portfolio,0.27% (l)                           7,811
                                                                                            --------
             Total Money Market Funds                                                          7,927
                                                                                            --------

----------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
----------------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS (1.5%)
$      6,065 Credit Suisse First Boston LLC, 0.25%, acquired on 8/31/2010 and due 9/01/2010 at $6,065 (collateralized by $5,695 of Fannie
               Mae (e),(+), 4.88%, due 5/18/2012; market value $6,190)                         6,065

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                     MARKET
AMOUNT                                                                                         VALUE
(000)        SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
      2,781  Deutsche Bank Securities, Inc., 0.24%, acquired on 8/31/2010 and due
               9/01/2010 at $2,871 (collateralized by $2,837 of Federal Home Loan
               Bank(e),(+), 0.09%(m), due 9/01/2010; market value $2,837)                   $  2,781
                                                                                            --------
             Total Repurchase Agreements                                                       8,846
                                                                                            --------
             Total Short-term Investments Purchased With Cash Collateral From
               Securities Loaned (cost: $16,773)                                              16,773
                                                                                            --------
             TOTAL INVESTMENTS (COST: $608,918)                                             $610,895
                                                                                            ========

NUMBER
OF
CONTRACTS
----------------------------------------------------------------------------------------------------
             PURCHASED OPTIONS (0.2%)
        197  Put - Russell 2000 Index expiring October 16, 2010 at 580                           384
        205  Put - S&P 500 Index expiring October 16, 2010 at 1,030                              613
        100  Put - S&P 500 Index expiring October 16, 2010 at 1,025                              281
                                                                                            --------
             TOTAL PURCHASED OPTIONS (COST: $1,198)                                         $  1,278
                                                                                            ========
             WRITTEN OPTIONS (0.0%)
      (197)  Put - Russell 2000 Index expiring October 16, 2010 at 500                           (90)
      (205)  Call - S&P 500 Index expiring October 16, 2010 at 1,140                             (79)
                                                                                            --------
             TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $189)                                $   (169)
                                                                                            ========

 NUMBER OF                                                                              UNREALIZED
 CONTRACTS                                                EXPIRATION     CONTRACT     (DEPRECIATION)
LONG/(SHORT)                                                DATE        VALUE (000)       (000)
----------------------------------------------------------------------------------------------------
             FUTURES (0.3%)(N)
          2  Russell 2000 Mini Index                       9/17/2010           120                (2)
         32  S&P 500 E-Mini Index                          9/17/2010         1,677               (49)
                                                                                            --------
             TOTAL FUTURES                                                                  $    (51)
                                                                                            ========

================================================================================

17  | USAA Balanced Strategy Fund

================================================================================

($ IN 000s)                                           VALUATION HIERARCHY
                                                      -------------------
                                          (LEVEL 1)
                                        QUOTED PRICES      (LEVEL 2)
                                          IN ACTIVE          OTHER          (LEVEL 3)
                                           MARKETS        SIGNIFICANT      SIGNIFICANT
                                        FOR IDENTICAL     OBSERVABLE      UNOBSERVABLE
ASSETS                                     ASSETS           INPUTS           INPUTS               TOTAL
-------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                         $     223,168     $        --     $         --     $    223,168
  PREFERRED SECURITIES                             --           7,922            2,010            9,932
  EXCHANGE-TRADED FUNDS                        93,600              --               --           93,600
  WARRANTS                                         --              --               --               --
BONDS:
  CORPORATE OBLIGATIONS                            --         130,157               --          130,157
  EURODOLLAR AND YANKEE
  OBLIGATIONS                                      --          12,952               --           12,952
  ASSET-BACKED SECURITIES                          --           5,757               --            5,757
  COMMERCIAL MORTGAGE SECURITIES                   --          63,390               --           63,390
  U.S. TREASURY SECURITIES                     12,497              --               --           12,497
  MUNICIPAL BONDS                                  --           2,806               --            2,806
MONEY MARKET INSTRUMENTS:
  COMMERCIAL PAPER                                 --          22,901               --           22,901
  MONEY MARKET FUNDS                           16,962              --               --           16,962
SHORT-TERM INVESTMENTS PURCHASED
WITH CASH COLLATERAL FROM
SECURITIES LOANED:
  REPURCHASE AGREEMENTS                            --           8,846               --            8,846
  MONEY MARKET FUNDS                            7,927              --               --            7,927
PURCHASED OPTIONS                               1,278              --               --            1,278
FUTURES*                                          (51)             --               --              (51)
-------------------------------------------------------------------------------------------------------
Total                                   $     355,381     $   254,731     $      2,010     $    612,122
-------------------------------------------------------------------------------------------------------

*Futures are valued at the unrealized appreciation/depreciation on the investment.

                                             (LEVEL 1)
                                           QUOTED PRICES      (LEVEL 2)
                                             IN ACTIVE          OTHER          (LEVEL 3)
                                              MARKETS        SIGNIFICANT      SIGNIFICANT
                                           FOR IDENTICAL     OBSERVABLE      UNOBSERVABLE
LIABILITIES                                 LIABILITIES        INPUTS           INPUTS              TOTAL
---------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS                            $        (169)    $        --       $       --    $       (169)
---------------------------------------------------------------------------------------------------------
Total                                      $        (169)    $        --       $       --    $       (169)
---------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                       PREFERRED
                                                                          STOCKS
--------------------------------------------------------------------------------
Balance as of May 31, 2010                                                $2,400
Net realized gain (loss)                                                       -
Change in net unrealized appreciation/depreciation                          (390)
Net purchases (sales)                                                          -
Transfers in and/or out of Level 3                                             -
--------------------------------------------------------------------------------
Balance as of August 31, 2010                                             $2,010
--------------------------------------------------------------------------------

For the period ended August 31, 2010, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Balanced Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

================================================================================

19  | USAA Balanced Strategy Fund

================================================================================

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

5. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

6. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

7. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

8. Repurchase agreements are valued at cost, which approximates market value.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include preferred equity securities and all bonds except U.S. Treasuries valued based on methods discussed in Note A7, commercial paper valued at amortized cost, and repurchase agreements valued at cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities that were valued as of August 31, 2010, using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. The Fund held a preferred security that was not priced by any of the pricing services. The fair value methods included using inputs such as the last available quotations from the sole market maker for the security. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. OPTION TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the

================================================================================

21  | USAA Balanced Strategy Fund

================================================================================

underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves writing (selling) index call or corresponding ETF options and purchasing index put or corresponding ETF options or index put spread options against a highly correlated stock portfolio. The combination of the diversified stock portfolio with the index call and put or corresponding ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on securities indexes or corresponding ETF options are different from options on individual securities in that the holder of the index options contract has the right to receive an amount of cash equal to the difference between the exercise price and the closing price of the underlying index on exercise date. If an option on an index is exercised, the realized gain or loss is determined from the exercise price, the value of the underlying index, and the amount of the premium.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

G. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of August 31, 2010, was approximately $16,417,000.

H. As of August 31, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2010, were $42,710,000 and $40,652,000, respectively, resulting in net unrealized appreciation of $2,058,000.

I. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $595,261,000 at August 31, 2010, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 16.4% of net assets at August 31, 2010.

J. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments. Rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

================================================================================

23  | USAA Balanced Strategy Fund

================================================================================

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

U.S. TREASURY INFLATION-INDEXED NOTES -- designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

WARRANTS -- entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

iShares Exchange-traded funds, managed by Black Rock, Inc., that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.
REIT       Real estate investment trust
SPDR Exchange-traded funds, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipts, which tracks the S&P 500 Index. SPDRs are traded on securities exchanges.

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by AMBAC Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a)  The security or a portion thereof was out on loan as of August 31, 2010.

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) Security was fair valued at August 31, 2010, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at August 31, 2010, was $2,548,000, which represented 0.4% of the Fund's net assets.
(e) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA), indicated above with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury place FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide capital in exchange for senior preferred stock.
(f) Pay-in-kind (PIK) -- security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.
(g) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at August 31, 2010.
(h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at August 31, 2010. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(j) Currently the issuer is in default with respect to interest and/or principal payments.
(k) Security, or a portion thereof, is segregated to cover the value of open futures contracts at August 31, 2010.
(l) Rate represents the money market fund annualized seven-day yield at August 31, 2010.
(m) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(n) Cash with a value of $320,000 is segregated as collateral for initial margin requirements on open futures contracts.
(o) At August 31, 2010, the aggregate market value of securities purchased on a delayed-delivery basis was $2,284,000.

================================================================================

25  | USAA Balanced Strategy Fund

================================================================================

(p) At August 31, 2010, the security, or a portion thereof, is segregated to cover the notional value of outstanding written call options.
(q) At August 31, 2010, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

*    Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  26


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.






                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    10/27/2010
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    10/29/2010
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    10/27/2010
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.